Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 54,288	$ 7,646	¥ 53,245
Restricted cash, current		985	139
Short-term investments		17,127	2,412	7,720
Accounts receivable, net of allowance of RMB22,281 and RMB46,756 as of December 31, 2022 and 2023, respectively		86,093	12,126	203,636
Prepaid expenses and other current assets, net		85,294	12,013	78,715
Amounts due from related parties, current		50,763	7,150	21,640
Total current assets		294,550	41,486	364,956
Non-current assets
Long-term investments		45,553	6,416	22,231
Property and equipment, net		54,507	7,677	131,325
Right-of-use assets, net		142,456	20,065	319,263
Intangible assets, net		2,852	402	3,885
Rental deposit		6,841	964	18,588
Long-term prepaid expenses				72,135
Amounts due from related parties, non-current				158
Other assets, non-current		40,000	5,634	105,825
Total non-current assets		292,209	41,158	673,410
TOTAL ASSETS		586,759	82,644	1,038,366
Current liabilities:
Short-term borrowings (including short-term borrowings of the consolidated VIEs without recourse to the Company of RMB790 and nil as of December 31, 2022 and 2023, respectively)				790
Long-term borrowings, current portion (including long-term borrowings, current portion of the consolidated VIEs without recourse to the Company of RMB4,502 and nil as of December 31, 2022 and 2023, respectively)				4,502
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Company of RMB273,813 and RMB190,864 as of December 31, 2022 and 2023, respectively)		202,184	28,477	279,679
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB227,026 and RMB146,613 as of December 31, 2022 and 2023, respectively)		157,211	22,143	229,880
Amounts due to related parties, current (including amounts due to related parties, current of the consolidated VIEs without recourse to the Company of RMB39,310 and RMB2,467 as of December 31, 2022 and 2023, respectively)		4,424	623	41,234
Deferred workspace membership fee (including advance workspace membership fee of the consolidated VIEs without recourse to the Company of RMB24,106 and RMB17,730 as of December 31, 2022 and 2023, respectively)		17,730	2,497	24,536
Contract liabilities (including contract liabilities of the consolidated VIEs without recourse to the Company of RMB11,708 and RMB11,882 as of December 31, 2022 and 2023, respectively)		7,637	1,076	11,715
Income taxes payable (including income tax payable of the consolidated VIEs without recourse to the Company of RMB5,259 and RMB3,025 as of December 31, 2022 and 2023, respectively)		2,726	384	5,259
Deferred subsidy income (including deferred subsidiary income of the consolidated VIEs without recourse to the Company of RMB5,869 and RMB3,204 as of December 31, 2022 and 2023, respectively)		3,204	451	5,869
Convertible bond (including convertible bond of the consolidated VIEs without recourse to the Company of nil and nil as of December 31, 2022 and 2023, respectively)				17,464
Put option liabilities (including put option liabilities of the consolidated VIEs without recourse to the Company of nil and nil as of December 31, 2022 and 2023, respectively)				369
Lease liabilities, current (including lease liabilities, current of the consolidated VIEs without recourse to the Company of RMB162,791 and RMB36,927 as of December 31, 2022 and 2023, respectively)		36,927	5,201	162,791
Total current liabilities		432,043	60,852	784,088
Non-current liabilities:
Long-term borrowings (including long-term borrowings of the consolidated VIEs without recourse to the Company of RMB388 and nil as of December 31, 2022 and 2023, respectively)				388
Refundable deposits from members, non-current (including refundable deposits from members, non-current of the consolidated VIEs without recourse to the Company of RMB8,890 and RMB9,185 as of December 31, 2022 and 2023, respectively)		9,185	1,294	8,890
Deferred tax liabilities (including deferred tax liability of the consolidated VIEs without recourse to the Company of RMB19 and nil as of December 31, 2022 and 2023, respectively)				19
Lease liabilities, non-current (including lease liabilities, non-current of the consolidated VIEs without recourse to the Company of RMB153,298 and RMB70,628 as of December 31, 2022 and 2023, respectively)		70,628	9,948	153,298
Warrant liabilities (including warrant liabilities of the consolidated VIEs without recourse to the Company of nil and nil as of December 31, 2022 and 2023, respectively)		5,383	758	14,291
Total non-current liabilities		85,196	12,000	176,886
TOTAL LIABILITIES		517,239	72,852	960,974
Commitments and contingencies (Note 23)
SHAREHOLDERS’ EQUITY
Additional paid-in capital		4,573,515	644,166	4,550,134
Statutory reserves		6,449	908	6,246
Accumulated deficit		(4,540,848)	(639,565)	(4,529,473)
Accumulated other comprehensive income		22,754	3,205	24,297
Total Ucommune International Ltd. shareholders’ equity		61,969	8,728	51,267
Noncontrolling interests		7,551	1,064	26,125
TOTAL EQUITY		69,520	9,792	77,392
TOTAL LIABILITIES AND EQUITY		586,759	82,644	1,038,366
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares	[1]	93	13	57
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares	[1]	¥ 6	$ 1	¥ 6

[1]	Par value of ordinary shares and share data have been retroactively restated to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company, and a share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.